OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other operating income [Abstract]
Schedule of Other Operating Income
	December 31, 2019 US$‘000	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Rental income from premises	3	3	-
Other income	88	99	100

	91	102	100